Stockholders' equity and dividend payment (Tables)	9 Months Ended
Sep. 30, 2023
Stockholders' equity and dividend payment [Abstract]
Stockholders Equity
Common stock
Issued at September 30, 2023	160,999,542
Numbers of shares authorized for issue at September 30, 2023	250,000,000
Par value	$0.01

Dividend Payment
Dividend payment made year-to-date as of September 30, 2023:
Payment date $ in thousands, except per common share	Total payment	Per common share
August 30, 2023	$56,661	$0.35
May 25, 2023	$37,487	$0.23
February 24, 2023	$61,935	$0.38
Total payment made year-to-date as of September 30, 2023	$156,082	$0.96

Dividend payments made during 2022:
Payment date $ in thousands, except per common share	Total payment	Per common share
November 29, 2022	$6,506	$0.04
August 30, 2022	$6,506	$0.04
May 26, 2022	$3,336	$0.02
February 24, 2022	$3,330	$0.02
Total payments made during 2022	$19,679	$0.12